EATON VANCE GOVERNMENT OBLIGATIONS FUND
EATON VANCE HIGH INCOME OPPORTUNITIES FUND
EATON VANCE INCOME FUND OF BOSTON
EATON VANCE LOW DURATION GOVERNMENT INCOME FUND

Supplement to Prospectus dated March 1, 2013

1.  Effective November 1, 2013, the name of the Eaton Vance Low Duration Government Income Fund is changed to Eaton Vance Short Duration Government Income Fund.

2.  Effective November 1, 2013, the following replaces the second paragraph under “Class I Shares” in “Purchasing Shares”:

The minimum initial investment is waived for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information).  The minimum initial investment also is waived for: (i) permitted exchanges; (ii) qualified plans; (iii) corporations, endowments and foundations with assets of at least $100 million; and (iv) individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform (in each case, as described above), provided the aggregate value of such accounts invested in Class I shares is at least $250,000 (or is anticipated by the principal underwriter to reach $250,000).

October 1, 2013                                                                                                                                     7628-10/13

EATON VANCE GOVERNMENT OBLIGATIONS FUND
EATON VANCE HIGH INCOME OPPORTUNITIES FUND
EATON VANCE INCOME FUND OF BOSTON
EATON VANCE LOW DURATION GOVERNMENT INCOME FUND

Supplement to Statement of Additional Information dated March 1, 2013

1.  Duncan W. Richardson will be retiring from the Eaton Vance organization on October 31, 2013.  As a result, the following changes are effective as noted:

•

Effective October 1, 2013, Payson F. Swaffield replaces Mr. Richardson as President of Eaton Vance Mutual Funds Trust.

•

Effective October 31, 2013, Mr. Richardson will no longer be a Director of Eaton Vance Corp. or a Voting Trustee.

2.  The following replaces the second paragraph under “Disclosure of Portfolio Holdings and Related Inforamtion.” in “Performance”:

Confidential disclosure for a legitimate Fund purpose:  Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of a Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential.  Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information.  The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers that have a legal or contractual duty to keep such information confidential, such as employees of the investment adviser or its affiliates (including portfolio managers and, in the case of a Portfolio, the portfolio manager of any account that invests in the Portfolio), the administrator, custodian, transfer agent, principal underwriter, etc. described herein and/or in the Prospectus;  2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of a Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement.  To the extent applicable to an Eaton Vance fund, such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Fund, in the event a Fund is rated, credit rating agencies (Moody’s Investor Services, Inc. and Standard & Poor’s Ratings Group), analytical service providers engaged by the investment adviser (Advent, Bloomberg L.P., Evare, Factset, McMunn Associates, Inc., MSCI/Barra and The Yield Book, Inc.), proxy evaluation vendors (Institutional Shareholder Servicing Inc.), pricing services (TRPS Mark-to-Market Pricing Service, WM Company Reuters Information Services and Non-Deliverable Forward Rates Service, Pricing Direct, FT Interactive Data Corp., Standard & Poor’s Securities Evaluation Service, Inc., SuperDerivatives and Stat Pro.), which receive information as needed to price a particular holding, translation services, third-party reconciliation services, lenders under Fund credit facilities (Citibank, N.A. and its affiliates), consultants and other product evaluators (Morgan Stanley Smith Barney LLC) and, for purposes of facilitating portfolio transactions, financial intermediaries and other intermediaries (national and regional municipal bond dealers and mortgage-backed securities dealers).  These entities receive portfolio information on an as needed basis in order to perform the service for which they are being engaged.  If required in order to perform their duties, this information will be provided in real time or as soon as practical thereafter.  Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of a Fund’s Board.  In addition to the foregoing, disclosure of portfolio holdings may be made to a Fund’s investment adviser as a seed investor in a fund, in order for the adviser or its parent to satisfy certain reporting obligations and reduce its exposure to market risk factors associated with any such seed investment.  Also, in connection with a redemption in kind, the redeeming shareholder may be required to agree to keep the information about the securities to be so distributed confidential, except to the extent necessary to dispose of the securities.

3.  Effective November 1, 2013, the name of the Eaton Vance Low Duration Government Income Fund is changed to Eaton Vance Short Duration Government Income Fund.

October 1, 2013

PARAMETRIC TAX-MANAGED EMERGING MARKETS FUND
Supplement to Prospectus dated November 1, 2012

PARAMETRIC TAX-MANAGED INTERNATIONAL EQUITY FUND
Supplement to Prospectus dated March 1, 2013

PARAMETRIC CURRENCY FUND
Supplement to Prospectus dated April 1, 2013

PARAMETRIC ABSOLUTE RETURN FUND
PARAMETRIC COMMODITY STRATEGY FUND
Supplement to Prospectus dated May 1, 2013

PARAMETRIC EMERGING MARKETS FUND
PARAMETRIC GLOBAL SMALL-CAP FUND
PARAMETRIC INTERNATIONAL EQUITY FUND
Supplement to Prospectus dated June 1, 2013

PARAMETRIC BALANCED RISK FUND
Supplement to Prospectus dated September 10, 2013

PARAMETRIC EMERGING MARKETS CORE FUND
Supplement to Prospectus dated September 24, 2013

Effective November 1, 2013, the following replaces the second paragraph under “Institutional Class Shares” in “Purchasing Shares” for all funds except Parametric Tax-Managed Emerging Markets Fund where it replaces the fourth paragraph under “Purchasing Shares”:

The minimum initial investment is waived for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information). The minimum initial investment also is waived for: (i) permitted exchanges; (ii) qualified plans; (iii) corporations, endowments and foundations with assets of at least $100 million; and (iv) individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Institutional Class shares through a no-load network or platform (in each case, as described above), provided the aggregate value of such accounts invested in Institutional Class shares is at least $50,000 (or is anticipated by the principal underwriter to reach $50,000).

October 1, 2013	7621-10/13

PARAMETRIC TAX-MANAGED EMERGING MARKETS FUND
Supplement to Statement of Additional Information (“SAI”) dated November 1, 2012

EATON VANCE ARIZONA MUNICIPAL INCOME FUND
EATON VANCE CONNECTICUT MUNICIPAL INCOME FUND
EATON VANCE MINNESOTA MUNICIPAL INCOME FUND
EATON VANCE MUNICIPAL OPPORTUNITIES FUND
EATON VANCE NEW JERSEY MUNICIPAL INCOME FUND
EATON VANCE PENNSYLVANIA MUNICIPAL INCOME FUND
Supplement to SAI dated December 1, 2012

EATON VANCE ALABAMA MUNICIPAL INCOME FUND
EATON VANCE ARKANSAS MUNICIPAL INCOME FUND
EATON VANCE GEORGIA MUNICIPAL INCOME FUND
EATON VANCE KENTUCKY MUNICIPAL INCOME FUND
EATON VANCE MARYLAND MUNICIPAL INCOME FUND
EATON VANCE MISSOURI MUNICIPAL INCOME FUND
EATON VANCE NORTH CAROLINA MUNICIPAL INCOME FUND
EATON VANCE OREGON MUNICIPAL INCOME FUND
EATON VANCE SOUTH CAROLINA MUNICIPAL INCOME FUND
EATON VANCE TENNESSEE MUNICIPAL INCOME FUND
EATON VANCE VIRGINIA MUNICIPAL INCOME FUND
Supplement to SAI dated January 1, 2013

EATON VANCE HIGH YIELD MUNICIPAL INCOME FUND
EATON VANCE TAX-ADVANTAGED BOND STRATEGIES INTERMEDIATE TERM FUND
EATON VANCE TAX-ADVANTAGED BOND STRATEGIES LONG TERM FUND

EATON VANCE TAX-ADVANTAGED BOND STRATEGIES SHORT TERM FUND

Supplement to SAIs dated June 1, 2013

EATON VANCE FLOATING-RATE MUNICIPAL INCOME FUND

EATON VANCE MASSACHUSETTS LIMITED MATURITY MUNICIPAL INCOME FUND

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPAL INCOME FUND

EATON VANCE NEW YORK LIMITED MATURITY MUNICIPAL INCOME FUND

EATON VANCE PENNSYLVANIA LIMITED MATURITY MUNICIPAL INCOME FUND

Supplement to SAIs dated August 1, 2013

PARAMETRIC EMERGING MARKETS CORE FUND
Supplement to SAI dated September 24, 2013

1. Duncan W. Richardson will be retiring from the Eaton Vance organization on October 31, 2013.  Effective October 31, 2013, Mr. Richardson will no longer be a Director of Eaton Vance Corp. or a Voting Trustee.  Also, James F. Kirchner has replaced Barbara E. Campbell as Treasurer of Eaton Vance Municipals Trust.

2. The following replaces the second paragraph under “Disclosure of Portfolio Holdings and Related Information.” in “Performance”:

•

Confidential disclosure for a legitimate Fund purpose:  Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of a Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential.  Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information.  The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers that have a legal or contractual duty to keep such information confidential, such as employees of the investment adviser or its affiliates (including portfolio managers and, in the case of a Portfolio, the portfolio manager of any account that invests in the Portfolio), the administrator, custodian, transfer agent, principal underwriter, etc. described herein and/or in the Prospectus;  2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and in dependent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of a Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement.  To the extent applicable to an Eaton Vance fund, such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Fund, in the event a Fund is rated, credit rating agencies (Moody’s Investor Services, Inc. and Standard & Poor’s Ratings Group), analytical service providers engaged by the investment adviser (Advent, Bloomberg L.P., Evare, Factset, McMunn Associates, Inc., MSCI/Barra and The Yield Book, Inc.), proxy evaluation vendors (Institutional Shareholder Servicing Inc.), pricing services (TRPS Mark-to-Market Pricing Service, WM Company Reuters Information Services and Non-Deliverable Forward Rates Service, Pricing Direct, FT Interactive Data Corp., Standard & Poor’s Securities Evaluation Service, Inc., SuperDerivatives and Stat Pro.), which receive information as needed to price a particular holding, translation services, third-party reconciliation services, lenders under Fund credit facilities (Citibank, N.A. and its affiliates), consultants and other product evaluators (Morgan Stanley Smith Barney LLC) and, for purposes of facilitating portfolio transactions, financial intermediaries and other intermediaries (national and regional municipal bond dealers and mortgage-backed securities dealers).  These entities receive portfolio information on an as needed basis in order to perform the service for which they are being engaged.  If required in order to perform their duties, this information will be provided in real time or as soon as practical thereafter.  Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of a Fund’s Board.  In addition to the foregoing, disclosure of portfolio holdings may be made to a Fund’s investment adviser as a seed investor in a fund, in order for the adviser or its parent to satisfy certain reporting obligations and reduce its exposure to market risk factors associated with any such seed investment.  Also, in connection with a redemption in kind, the redeeming shareholder may be required to agree to keep the information about the securities to be so distributed confidential, except to the extent necessary to dispose of the securities.

October 1, 2013